NEW ACCOUNTING PRONOUNCEMENTS (Details) - USD ($) $ in Millions	Mar. 31, 2020	Jan. 01, 2020	Dec. 31, 2019
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Investments in unconsolidated subsidiaries and affiliates	$ 593		$ 631
Deferred tax assets	1,097		1,134
Decrease in retained earnings	$ (3,707)		$ (3,808)
Cumulative Effect, Period of Adoption, Adjustment
New Accounting Pronouncements or Change in Accounting Principle [Line Items]
Financing Receivable, Allowance for Credit Loss		$ 26
Investments in unconsolidated subsidiaries and affiliates		17
Deferred tax assets		7
Decrease in retained earnings		$ 36